S000077112 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
iShares Environmentally Aware Real Estate ETF | iShares Environmentally Aware Real Estate ETF
Prospectus [Line Items]
Annual Return [Percent]	10.06%	0.70%	10.21%